Income Taxes - Reconciliation of Effective Tax Rates (Detail)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Nitronex losses	8.30%	23.00%
Foreign rate differential	(9.50%)	(28.40%)	(157.90%)
State taxes net of federal benefit	2.10%	10.10%	(203.60%)
Change in tax status		(9.30%)
Class B Conversion and warrant liabilities	4.10%	95.90%	(3478.00%)
Change in valuation allowance	0.30%	3.70%	3742.60%
Research and development credits	(8.00%)	(3.70%)	277.60%
Provision to return adjustments			(325.40%)
Nondeductible compensation expense	0.60%	1.70%	(138.20%)
Other permanent differences	0.50%	1.80%	(44.60%)
Effective income tax rate	33.40%	129.80%	(292.50%)